Operating Lease	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Operating lease

Note 6 - Operating lease

The Company has lease agreements with respect to offices. In December 2021, the Company entered into an office space lease agreement (which commenced on January 1, 2022). Monthly rent payments including utilities amount to approximately $7 thousand and indexed to CPI. The lease period is for 24 months with an option to extend the lease period for additional two periods of 24 months each (the first one was exercised by the Company). Accordingly, the Company recognized in the consolidated balance sheet a right-of-use asset in the amount of $306 thousand concurrently with the recognition of a lease liability in the same amount.

Operating lease:

December 31, 2023
U.S. dollars in thousands
Operating right of use asset	$162
Current operating lease liability	$69
Non-Current operating lease liability	$73
Total operating lease liability	$142

Maturity analysis of the Company’s lease liability:

December 31, 2023
U.S. dollars in thousands
Less than one year	$74
Two years	78

Total operating lease payments	$152

Less: imputed interest	$(10)

Present value of lease liabilities	$142

Additional information on lease

The following is a summary of weighted average remaining lease terms and discount rate for Company’s leases:

December 31, 2023
Lease term (years)	2
Weighted average discount rate	6%

Presented hereunder are the lease payments the Company paid in the year ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Lease payments	75	79	-
	$75	$79	$-